Operating Segments (Tables)	9 Months Ended
Sep. 30, 2024
Operating Segments [Abstract]
Schedule of Operational Segment	The information by operational segment are as follows:
	Nine-month period ended September 30, 2024
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination (*)	Total
Net revenue	9,110,276	6,499,556	17,886,153	6,114,728	13,494,937	4,882,634	412,639	58,400,923	(1,192,038)	57,208,885
Adjusted EBITDA(1)	733,874	1,088,992	136,531	800,249	2,059,291	524,075	3,608	5,346,620	(1,324)	5,345,296
	Nine-month period ended September 30, 2023
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination (*)	Total
Net revenue	8,132,195	6,162,416	17,030,121	5,611,574	12,823,350	4,478,908	642,196	54,880,760	(1,411,748)	53,469,012
Adjusted EBITDA(1)	292,800	229,156	212,843	331,799	1,093,860	276,247	(7,477)	2,429,228	(1,805)	2,427,423
	Three-month period ended September 30, 2024
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination (*)	Total
Net revenue	3,256,380	2,193,966	6,312,640	2,042,489	4,581,061	1,784,587	152,119	20,323,242	(397,236)	19,926,006
Adjusted EBITDA(1)	377,679	461,243	117,347	246,696	775,892	174,347	(85)	2,153,119	—	2,153,119

	Three-month period ended September 30, 2023
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination (*)	Total
Net revenue	2,958,974	2,091,562	5,953,183	2,026,552	4,356,432	1,575,241	140,697	19,102,641	(372,941)	18,729,700
Adjusted EBITDA(1)	99,250	116,063	103,008	209,173	449,760	136,181	(4,438)	1,108,997	(617)	1,108,380
(*)	Includes intercompany and intersegment transactions.
(1)	The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows below:

Schedule of Adjusted EBITDA is Reconciled with the Consolidated Operating Profit	The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows below:
	Nine-month period ended September 30,		Three-month period ended September 30,
	2024	2023	2024	2023
Profit (loss) before taxes	2,101,737	(277,463)	1,197,121	162,083
Share of profit of equity-accounted investees, net of tax	231	(9,836)	(3,897)	(4,029)
Net finance expense	1,309,453	1,012,864	361,090	376,837
Depreciation and amortization	1,633,620	1,571,801	542,842	535,936
Antitrust agreements(1)	80,977	42,200	700	10,500
Donations and social programs(2)	18,171	11,084	3,591	3,698
Impairment of assets(7)	—	20,836	—	(909)
Restructuring(3)	82,991	39,625	30,835	941
Rio Grande do Sul losses(4)	19,313	—	13,092	—
Fiscal payments - Special Program(5)	81,766	—	—	—
Other operating income (expense), net(6)	17,037	16,312	7,745	23,323
Elimination	1,324	1,805	—	617
Total Adjusted EBITDA for reportable segments	5,346,620	2,429,228	2,153,119	1,108,997
(1)	Refers to the Agreements entered by JBS USA and its subsidiaries.
(2)	Refers to the donations, as described in Note 24 – Expenses by nature.
(3)

Refers to multiple restructuring initiatives (including related impairment), primarily those in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are classified as Other expenses, as well as other non-significant restructuring projects that are classified as General and administrative expenses.

(4)	Refers to the losses resulted from flooding that occurred in Rio Grande do Sul.
(5)	Refers to the special program for payment of tax processes with exemption from fines and reduction of interest.
(6)	Refers to several adjustments basically in JBS USA’s jurisdiction such as third-party advisory expenses related to acquisitions, marketing of social programs, insurance recovery, among others.
(7)	Refers to the impairment of assets of the Planterra business unit, which ceased its activities during the 2023 fiscal year.

Schedule of Net Revenue and Total Assets Based on Geography	Below is net revenue and total assets based on geography, presented for supplemental information.
	Nine-month period ended September 30, 2024
	North and Central America (2)	South America	Australia	Europe	Others	Total reportable segments	Intercompany elimination (1)	Total
Net revenue	33,616,750	15,812,391	4,467,637	4,514,802	273,847	58,685,427	(1,476,542)	57,208,885
Total assets	17,850,381	15,352,126	4,221,281	5,605,971	295,385	43,325,144	(1,737,131)	41,588,013
	Nine-month period ended September 30, 2023
	North and Central America (2)	South America	Australia	Europe	Others	Total reportable segments	Intercompany elimination (1)	Total
Net revenue	31,622,467	13,361,329	4,158,985	4,446,891	190,822	53,780,494	(311,482)	53,469,012
Total assets	33,826,807	17,650,586	3,601,670	5,129,745	2,063,529	62,272,337	(19,434,538)	42,837,799
	Three-month period ended September 30, 2024
	North and Central America (2)	South America	Australia	Europe	Others	Total reportable segments	Intercompany elimination (1)	Total
Net revenue	11,633,150	5,522,770	1,645,994	1,533,689	97,597	20,433,200	(507,194)	19,926,006
	Three-month period ended September 30, 2023
	North and Central America (2)	South America	Australia	Europe	Others	Total reportable segments	Intercompany elimination (1)	Total
Net revenue	10,979,718	4,755,130	1,478,164	1,503,806	80,424	18,797,242	(67,542)	18,729,700
(1)	Includes intercompany and intersegment transactions.
(2)	Including the holdings located in Europe that are part of the North American operation.